Notes to the interim condensed consolidated statement of financial position - Free share awards and Performance units (Details)		6 Months Ended
	Mar. 25, 2024 shares	Jun. 30, 2024 EUR (€) shares € / shares	Jun. 30, 2023 EUR (€)	Jan. 01, 2024 plan
Notes to the interim condensed consolidated statement of financial position
Number of plans attributed		0
Issued	300,000
Outstanding, Ending balance		0
Capital increase arising from the vesting of bonus share awards | €		€ 2,238,000	€ 2,046,000
Expense from share-based payment transactions | €		€ 2,200,000
Bonus share award plans
Notes to the interim condensed consolidated statement of financial position
Outstanding, Beginning balance		1,410,814
Issued		300,000
Exercised/Vesting		(361,381)
Forfeited/ Lapsed		(24,783)
Outstanding, Ending balance		1,324,650
AGA 2021-1
Notes to the interim condensed consolidated statement of financial position
Stock price at grant date (in euros) | € / shares		€ 11.30
Outstanding, Beginning balance		297,599
Exercised/Vesting		(296,166)
Forfeited/ Lapsed		(1,433)
AGA 2021-bis
Notes to the interim condensed consolidated statement of financial position
Stock price at grant date (in euros) | € / shares		€ 12.20
Outstanding, Beginning balance		65,215
Exercised/Vesting		(65,215)
AGA Plan 2023-1
Notes to the interim condensed consolidated statement of financial position
Stock price at grant date (in euros) | € / shares		€ 2.60
Outstanding, Beginning balance		300,000
Issued		300,000
Outstanding, Ending balance		600,000
Expense from share-based payment transactions | €			€ 2,000,000.0
AGA 2023-2
Notes to the interim condensed consolidated statement of financial position
Stock price at grant date (in euros) | € / shares		€ 3.90
Outstanding, Beginning balance		748,000
Forfeited/ Lapsed		(23,350)
Outstanding, Ending balance		724,650
PAGUP
Notes to the interim condensed consolidated statement of financial position
Number of award plans outstanding | plan				1
Number of plans attributed		0
Outstanding, Beginning balance		300,000
Forfeited/ Lapsed		(300,000)
PAGUP 2023
Notes to the interim condensed consolidated statement of financial position
Stock price at grant date (in euros) | € / shares		€ 2.60
Outstanding, Beginning balance		300,000
Forfeited/ Lapsed		(300,000)
PAGUP 2023 | Frederic Cren [Member]
Notes to the interim condensed consolidated statement of financial position
Number of shares converted	300,000
Instruments lapsed	300,000
AGA 2021 & AGA 2021 bis
Notes to the interim condensed consolidated statement of financial position
Exercised/Vesting		(361,381)
Capital increase arising from the vesting of bonus share awards | €		€ 3,613.81